Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended	90 Months Ended	97 Months Ended	105 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000149129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	InfraCap REIT Preferred ETF
C000193703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus InfraCap U.S. Preferred Stock ETF
C000148681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus LifeSci Biotech Clinical Trials ETF
C000148682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus LifeSci Biotech Products ETF
C000153845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Newfleet Multi-Sector Bond ETF
C000209670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Private Credit Strategy ETF
C000209671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Real Asset Income ETF
C000191094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus WMC Internatinal Dividend ETF
C000141421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	InfraCap MLP ETF
Without Sales Load [Member] | C000149129
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	4.10%				3.30%
Without Sales Load [Member] | C000193703
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	11.87%		7.45%
Without Sales Load [Member] | C000148681
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%	(3.43%)					1.97%
Without Sales Load [Member] | C000148682
Average Annual Return [Line Items]
Average Annual Return, Percent	17.96%	9.14%					9.52%
Without Sales Load [Member] | C000153845
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%	3.65%					4.12%
Without Sales Load [Member] | C000209670
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.06%)	12.24%	5.83%
Without Sales Load [Member] | C000209671
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%	9.94%	3.78%
Without Sales Load [Member] | C000191094
Average Annual Return [Line Items]
Average Annual Return, Percent	26.77%	14.27%			9.16%
Without Sales Load [Member] | C000141421
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	34.29%					1.15%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	20.86%	16.98%				14.71%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	20.86%	16.98%		14.47%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	20.86%	16.98%					14.25%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	20.86%	16.98%					14.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)					1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.83%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	20.86%	16.98%	16.01%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	24.93%	11.18%			6.79%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	20.86%	16.98%					14.25%
Indxx REIT Preferred Stock Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx REIT Preferred Stock Index
Average Annual Return, Percent	1.52%	5.05%				4.05%
S&P U.S. Preferred Stock Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Preferred Stock Index
Average Annual Return, Percent	1.65%	3.17%		4.11%
LifeSci Biotechnology Clinical Trials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifeSci Biotechnology Clinical Trials Index
Average Annual Return, Percent	14.06%	(3.47%)					2.30%
LifeSci Biotechnology Products Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifeSci Biotechnology Products Index
Average Annual Return, Percent	19.11%	10.02%					10.43%
Indxx Private Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx Private Credit Index
Average Annual Return, Percent	(4.80%)	12.90%	6.54%
Indxx Real Asset Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx Real Asset Income Index
Average Annual Return, Percent	4.93%	10.67%	4.42%
MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index
Average Annual Return, Percent	29.49%	17.25%			7.32%
Alerian MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Infrastructure Index
Average Annual Return, Percent	11.44%	30.91%					6.63%